Cover	Jun. 02, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 02, 2022
Entity Registrant Name	Alpine 4 Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-55205
Entity Tax Identification Number	46-5482689
Entity Address, Address Line One	2525 E Arizona Biltmore Circle
Entity Address, Address Line Two	Suite 237
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85016
City Area Code	480
Local Phone Number	702-2431
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001606698
Amendment Flag	false